Basis of presentation (Tables)	12 Months Ended
Mar. 31, 2024
Basis of presentation
Summary of consolidation

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated